Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accrued Expenses

(7) Accrued Expenses

The following is a summary of accrued expenses at December 31, 2011 and 2010:

	2011	2010
Payroll	$10,519	$13,621
Interest	36,125	37,350
Insurance benefits	12,338	11,958
Accrued lease expense	26,975	26,851
Other	8,697	6,762

	$94,654	$96,542

LAMAR MEDIA CORP
Accrued Expenses	(4) Accrued Expenses The following is a summary of accrued expenses at December 31, 2011 and 2010:

	2011	2010
Payroll	$10,519	$13,621
Interest	36,125	37,350
Other	46,671	34,832

	$93,315	$85,803